GREENWICH STREET SERIES FUND
On behalf of the Equity Index Portfolio

Supplement dated January 15, 1999
to the Prospectus dated April 30, 1998

The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectus under: "How to Use the Fund"


Investing in the Fund

Shares of the Fund are currently offered exclusively to Contract owners. The existing shares of the Portfolio are redesignated as Class I shares. The Fund has created a separate class of shares to be designated Class II.

Sales Charges and Surrender Charges

The Fund does not assess any sales charge, either when it sells or when it redeems shares of the Portfolio. However, Class II Shares are subject to an annual distribution fee of 0.25% of the daily net assets of the Class. However, surrender charges that may be assessed under the Contract are described in the Contract prospectus. Mortality and expense risk fees and other charges are also described in the Contract prospectus.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for the Class II shares of the Portfolio (the "Plan"). Pursuant to the Plan, the Portfolio may pay Salomon Smith Barney, Inc. ("Salomon Smith Barney") (for remittance to a Participating Insurance Company) for various costs incurred or paid by such company in connection with the distribution of Class II Shares of that Portfolio. Depending on the Participating Insurance Company's corporate structure and applicable state law, Salomon Smith Barney may remit payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself.

The Plan provides that the Fund, on behalf of the Portfolio, shall pay Salomon Smith Barney, a fee of up to 0.25% of the average daily net assets of a Portfolio attributable to its Class II Shares. Under the terms of the Plan, the Fund is authorized to make payments quarterly to Salomon Smith Barney for remittance to a Participating Insurance Company, in order to pay or reimburse such Participating Insurance Company for distribution expenses incurred or paid by such Participating Insurance Company.

Expenses payable pursuant to the Plan may include, but are not necessarily limited to: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners; (b) those relating to the development, preparation, printing and mailing of Fund advertisements, sales literature and other promotional materials describing and/or relating to the Fund and including materials intended for use within the Participating Insurance Company, or for broker-dealer only use or retail use; (c) holding seminars and sales meetings designed to promote the distribution of Fund Shares; (d) obtaining information and providing explanations to Contract owners regarding Fund investment objectives and policies and other information about the Fund and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Fund; (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Contracts to the Fund; (g) personal service and/or maintenance of Contract owner accounts with respect to Fund Shares attributable to such accounts; and (h) financing any other activity that the Fund's Board of Trustees determines is primarily intended to result in the sale of Shares.

Financial Highlights
The following information for the three years ended December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The information for each of the years in the four year period ended December 31, 1994 has been audited by other auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1994. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to Shareholders, which is incorporated by reference into the SAI.

For each Class I share of beneficial interest outstanding throughout each period:
EQUITY INDEX PORTFOLIO
1998(1
)
1997
1996
1995
1994
1993
1992
1991(
4)
Net Asset Value, Beginning
of Year
$23.59
$18.
36
$15.
58
$11.
69
$11.
90
$11.
27
$10.
62
$10.0
0
Income From Operations:








Net investment income(3)
0.04
0.12
0.22
0.25
0.23
0.20
0.17
0.04
Net realized and
unrealized gain (loss)
4.07
5.76
3.17
3.88
(0.1
4)
0.71
0.55
0.58
Total Income From
Operations
4.11
5.88
3.39
4.13
0.09
0.91
0.72
0.62
Less Distributions From:








Net investment income
(0.08)
(0.1
7)
(0.2
3)
(0.2
3)
(0.1
5)
(0.1
6)
(0.0
2)
--
Net realized gains
(0.21)
(0.4
8)
(0.3
8)
(0.0
1)
(0.1
5)
(0.1
2)
(0.0
5)
--
Total Distributions
(0.29)
(0.6
5)
(0.6
1)
(0.2
4)
(0.3
0)
(0.2
8)
(0.0
7)
--
Net Asset Value, End of
Period
$27.41
$23.
59
$18.
36
$15.
58
$11.
69
$11.
90
$11.
27
$10.6
2
Total Return
17.41%
++
32.1
6%
21.6
8%
35.8
1%
0.85
%
8.66
%
6.74
%
6.20%
++
Net Assets, End of Period
(millions)
$90
$35
$19
$15
$10
$9
$4
$2
Ratios to Average Net
Assets:








Expenses(3)
0.29%+
0.76
%
1.06
%
1.00
%
1.00
%
1.00
%
1.00
%
0.98+
Net investment income
1.42+
1.08
1.37
1.84
2.10
1.77
2.10
2.91+
Portfolio turnover rate
1%
6%
7%
5%
1%
1%
8%
--
Average commissions per
share paid on equity
transactions (2)

$0.03

$0.0
3

$0.0
4

$0.0
5

--

--

--

--


(1) For the six months ended June 30, 1998 (unaudited).
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
(3)	For the Equity Index Portfolio, the Investment adviser waived all or part of its fees for the six months ended June 30, 1998 and the three-year period ended December 31, 1995. In addition, for Equity Index Portfolio, IDS Life reimbursed expenses of $6,842, $25,496 and $28,169 for the three-year period ended December 31, 1995. If such fees were not waived and expenses not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:


Per Share Decreases to
Net Investment Income

Expense Ratios Without
Waivers and Reimbursements
Portfo
lio
1998
19
97
19
96
19
95
19
94
19
93
19
92
19
91

1998
19
97
19
96
199
5
199
4
199
3
199
2
1991
Equity
Index
$0.0
1+
N/
A
N/
A
$0
 .0
2
$0
 .0
6
$0
 .1
0
$0
 .1
5
$0
 .0
9

0.47
%+
N/
A
N/
A
1.1
7%
1.5
3%
1.8
8%
2.8
9%
7.60
%+

(4)	For the period from October 16, 1991 (commencement of operations) to
December 31, 1991.
++Total return is not annualized, as it may not be representative of the total return for the year.
+	Annualized.



Additional Information

	Class II shares are subject to the same terms and conditions as Class I shares of the Fund as outlined in the Prospectus.


FD 01601